SUBSEQUENT EVENTS (Details) (USD $)	0 Months Ended					6 Months Ended		12 Months Ended
	Apr. 24, 2012	Feb. 29, 2012	Nov. 02, 2011	Aug. 02, 2011	May 03, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Subsequent Event
Common dividends, declared	$ 0.33	$ 0.33	$ 0.32	$ 0.32	$ 0.32	$ 0.66	$ 0.32	$ 0.96
Subsequent Event
Subsequent Event
Common dividends, declared		$ 0.33